Intangilbe Assets, Net (Details) - USD ($)			12 Months Ended
	Apr. 15, 2025	Nov. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Dec. 10, 2024	Apr. 15, 2024
Intangible Assets, Net [Line Items]
Impairment charge			$ 121,114,699
Amortization amount			$ 2,148,169
Tianjin Wangyi Cloud Technology Co., Ltd [Member]
Intangible Assets, Net [Line Items]
Equity interest rate		50.00%	50.00%			50.00%	50.00%
Acquiree consideration value		$ 75,000,000	$ 75,000,000
Intangible assets acquired			130,654,031
Patents amount			120,440,421
License amount			$ 9,880,524
Subsequent Event [Member] | Tianjin Wangyi Cloud Technology Co., Ltd [Member]
Intangible Assets, Net [Line Items]
Equity interest rate	50.00%
Acquiree consideration value	$ 75,000,000